Prospectus Supplement	August 1, 2016

Putnam Research Fund Prospectuses dated November 30, 2015

Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and		fund operating
Share class	Management fees	service (12b-1) fees	Other expenses	expenses

Class A	0.55%	0.25%	0.34% =	1.14%

Class B	0.55%	1.00%	0.34% =	1.89%

Class C	0.55%	1.00%	0.34% =	1.89%

Class M	0.55%	0.75%	0.34% =	1.64%

Class R	0.55%	0.50%	0.34% =	1.39%

Class R6	0.55%	N/A	0.15% <	0.70%

Class Y	0.55%	N/A	0.34% =	0.89%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

< Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R6 shares.

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Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$685	$916	$1,167	$1,881

Class B	$692	$894	$1,221	$2,016

Class B (no redemption)	$192	$594	$1,021	$2,016

Class C	$292	$594	$1,021	$2,212

Class C (no redemption)	$192	$594	$1,021	$2,212

Class M	$511	$849	$1,211	$2,226

Class R	$142	$440	$761	$1,669

Class R6	$72	$224	$390	$871

Class Y	$91	$284	$493	$1,096

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